Taxation - Analysis of movements in net deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Analysis of movements in net deferred tax balance
Beginning balance	€ 24,275
Exchange and other movements	17
Charged to the income statement (continuing operations)	(234)	€ (434)	€ 1,897
Charged directly to OCI	830
Charged directly to equity		(4)	€ (9)
Reclassification	61
Arising on acquisition and disposals	(1,726)
Ending balance	€ 21,563	€ 24,275